Fair value measurements - Fair Value, Level 3 Assets and liabilities Measured on Recurring Basis, Unrealized Gains (Losses) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	¥ 24	[1]	¥ 59	[1]
Unrealized gains / (losses), Liabilities	(33)	[1]	(164)	[1]
Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	0	[1]	0	[1]
Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities			0	[1]
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	0	[1]
Total trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	0	[1]	0
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	0	[1]	(1)	[1]
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	0	[1]	(1)	[1]
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities	(33)	[1]	(162)	[1]
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Liabilities			0	[1]
Trading assets and private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	1	[1]	(4)	[1]
Trading assets and private equity investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	7	[1]	1	[1]
Trading assets and private equity investments [Member] | Private equity investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	(6)	[1]	(10)	[1]
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	(1)	[1]	2	[1]
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	1	[1]	1	[1]
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1]	0	[1]
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1]	2	[1]
Derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	23	[1]	39	[1]
Derivatives, net [Member] | Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	22	[1],[2]	7	[1],[2]
Derivatives, net [Member] | Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	(1)	[1],[2]	24	[1],[2]
Derivatives, net [Member] | Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	2	[1],[2]	12	[1],[2]
Derivatives, net [Member] | Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1],[2]	(4)	[1],[2]
Derivatives, net [Member] | Commodity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1],[2]	0	[1],[2]
Subtotal Assets [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	24	[1]	35	[1]
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	(1)	[1]	0	[1]
Non-trading debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	0	[1]	0	[1]
Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains / (losses), Assets	¥ 1	[1],[3]	¥ 24	[1],[3]

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[3]	Includes the impact of the refined fair value measurements of certain investments in unlisted equity securities.